Arm Holdings PLC ADRhedged™
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks
— 96.9%
Information Technology — 96.9%
ARM Holdings PLC, ADR
*
(Cost $2,186,392) ........................................................................................................ 16,622 $ 2,514,576
Short-Term Investment
— 1.5%
Money Market Funds — 1.5%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.53%
(a)
(Cost $39,881) ........................................................................................................... 39,881 39,881
Total Investments — 98.4%
(Cost $2,226,273) 2,554,457
Assets in excess of Other Liabilities,
Net — 1.6% 41,881
Net Assets — 100% $ 2,596,338
_______________
* Non-income producing security.
(a) Reflects the 7-day yield at March 31, 2026.
ADR: American Depositary Receipt
PLC: Public Limited Company
At March 31, 2026, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/26 USD 1,196,973 GBP 907,706 $ 22 $ —
CIBC 04/01/26 GBP 907,706 USD 1,198,008 1,013 —
CIBC 04/02/26 GBP 863,314 USD 1,138,411 — (45)
CIBC 04/02/26 GBP 863,107 USD 1,138,138 — (45)
Total Unrealized Appreciation/(Depreciation) $ 1,035
$ (90)
*
The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
GBP Pound Sterling